Thornburg New Mexico Intermediate Municipal Fund
All data as of  9/30/02

Fund Facts
Thornburg New Mexico Intermediate Municipal Fund
                                             A Shares       D Shares
Annualized Distribution Rate                   3.59%         3.40%
SEC Yield                                      2.38%         2.16%
Taxable Equivalent Yields (using SEC Yield)    4.22%         3.83%
NAV                                           $13.42        $13.43
Max. Offering Price                           $13.69        $13.43

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                       4.03%         5.94%
Five Year                                      4.41%          N/A
Ten Year                                       5.16%          N/A
Since Inception                                5.74%         4.82%
Inception Date                             (6/18/1991)    (6/1/1999)

The taxable equivalent yield assumes a 38.6% marginal federal tax rate and an 8.20% marginal New Mexico rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996.
The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the previous 30 days of distribution factors and dividing this sum by the ending NAV. The value is then annualized to arrive at the 30-day distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders

September 30, 2002

November 7, 2002

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg New Mexico Intermediate Municipal Fund. The net asset value of the A shares increased by 26 cents to $13.42 during the year ending September 30, 2002. If you were with us for the entire period, you received dividends of 53 cents per share. If you reinvested dividends, you received 54 cents per share. Investors who owned D shares received dividends of 49 and 50 cents per share respectively.

Interest rates on high quality intermediate-term municipal bonds have fallen to levels not seen in several decades. Falling rates have driven up the price of most of the bonds in the Fund and propelled the A shares of the Fund to a 6.16% total return for the year ending September 30, 2002. We are very pleased to be able to deliver good news while most equity and high-yield bond investors are still suffering through negative returns.

We believe that the U.S. economy will continue to grow over the next year, but the risk of a "double dip" recession has markedly increased. The combined forces of low interest rates, tax cuts, higher government spending, and corporate restructuring should eventually lead to more robust economic growth. This, in turn, would lead to higher stock prices and somewhat lower bond prices. However, given the current investment and political environment as well as some early signs of consumer spending weakness, we are putting off the expected realization of this scenario for at least a couple more quarters.

One of the big challenges of low interest rate environments is maintaining a stable flow of income. Since the beginning of 2001, the yield on the average taxable money market fund has fallen 80% to 1.21%. If you are an investor in the 36% federal tax bracket, that leaves you with only 0.71% after state and federal taxes! Meanwhile, Thornburg New Mexico Intermediate Municipal Fund's dividend has stayed relatively steady while the share price has risen substantially. To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg New Mexico Intermediate Municipal Fund is a laddered portfolio of over 150 municipal obligations from all over New Mexico. Today, your fund's weighted average maturity is 7.8 years. We always keep it below 10 years. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

             % of portfolio            Cumulative %
             maturing within        maturing by end of
               2 years =  20%              2 years = 20%
          2 to 4 years = 12%          2 to 4 years = 32%
          4 to 6 years = 15%          4 to 6 years = 47%
          6 to 8 years = 11%          6 to 8 years = 58%
         8 to 10 years = 12%         8 to 10 years = 70%
         10 to 12 years = 8%        10 to 12 years = 78%
         12 to 14 years = 5%        12 to 14 years = 83%
         14 to 16 years = 7%        14 to 16 years = 90%
         16 to 18 years = 3%        16 to 18 years = 93%
         18 to 20 years = 3%      20 Years or less = 96%
Percentages can and do vary. Data as of 9/30/02.

The year-to-date supply of $251.2 billion in municipal bonds is outpacing the previous record set in 1993. Supply is being fueled by project financing, refunding of higher interest debt, and more recently, deficit financing. While the market is not having much difficulty placing the deals, there has been an increased reliance on non-traditional buyers such as hedge funds. The heavy supply has also led to a very high ratio between municipal and U.S. Treasury note yields. As of September 30, five-year AAA tax-free municipal bonds yield over 94% of five-year taxable treasury notes versus a ten-year average of 76%.* On occasion, we have been able to buy AAA rated tax-free municipal bonds at yields above taxable government bonds. This means that either treasuries are overpriced or municipal bonds are under priced.
* Source: Lehman Brothers Municipal Market Commentary, October 2002

The state of New Mexico has weathered the current economic downturn better than most areas of the country. Our economy is less dependent upon manufacturing and high technology enterprises, and more dependent upon the oil and gas, government and service sectors of the economy. Recurring revenues are expected to grow 3.8% to $3.98 billion in the 2003 fiscal year. While this is good news, state officials will be very challenged to rein in expenditure growth in the face of increasing Medicaid, welfare, and education needs. We believe that, by and large, the New Mexico municipal bond market will retain its excellent record of high credit quality. However, to further protect the portfolios, we will keep our average credit quality comfortably in the AA range and remain diligent to any further developing areas of weakness.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.



Sincerely,

George T. Strickland
Portfolio Manager


Statement of assets and liabilities

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2002

ASSETS
Investments at value (cost $188,260,087) ...........................   $ 198,331,089
Cash ...............................................................         652,072
Receivable for investments sold ....................................       1,336,944
Receivable for fund shares sold ....................................         507,085
Interest receivable ................................................       2,366,845
Prepaid expenses and other assets ..................................             743
         Total Assets ..............................................     203,194,778

LIABILITIES
Payable for fund shares redeemed ...................................         187,546
Accounts payable and accrued expenses ..............................         207,643
Payable to investment adviser (Note 3) .............................         101,782
Dividends payable ..................................................         230,214
         Total Liabilities .........................................         727,185

NET ASSETS .........................................................   $ 202,467,593


NET ASSETS CONSIST OF:
         Net unrealized appreciation on investments ................      10,071,002
         Accumulated net realized loss .............................      (1,784,888)
         Net capital paid in on shares of beneficial interest ......     194,181,479

                                                                       $ 202,467,593

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($192,748,762 applicable to 14,359,627 shares of beneficial interest
outstanding - Note 4) ..............................................   $       13.42

Maximum sales charge, 2.00% of offering price ......................            0.27

Maximum Offering Price Per Share ...................................   $       13.69

Class D Shares:
Net asset value, offering and redemption price per share ($9,718,831 applicable to 723,691 shares of beneficial interest
outstanding - Note 4) ..............................................   $       13.43


See notes to financial statements.


Statement of operations

Thornburg New Mexico Intermediate Municipal Fund

Year Ended September 30, 2002

INVESTMENT INCOME:

Interest income (net of premium amortized of $531,817) ....   $  8,886,634

EXPENSES: .................................................
Investment advisor fees (Note 3)                                   890,485
Administration fees (Note 3)
         Class A Shares ...................................        216,178
         Class D Shares ...................................          6,443
Distribution and service fees (Note 3)
         Class A Shares ...................................        423,709
         Class D Shares ...................................         51,546
Transfer agent fees
         Class A Shares ...................................         72,582
         Class D Shares ...................................         14,209
Registration and filing fees
         Class A Shares ...................................            523
         Class D Shares ...................................            524
Custodian fees ............................................         98,492
Professional fees .........................................         21,557
Accounting fees ...........................................         14,920
Trustee fees ..............................................          3,422
Other expenses ............................................         17,666

                  Total Expenses ..........................      1,832,256

Less:
         Expenses reimbursed by investment adviser (Note 3)        (45,482)
         Distribution fees waived (Note 3) ................        (25,773)
         Fees paid indirectly (Note 3) ....................         (3,192)

                  Net Expenses ............................      1,757,809

                  Net Investment Income ...................      7,128,825


REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments ..........................       (129,378)
Increase in unrealized appreciation of investments ........      4,162,371

                  Net Realized and Unrealized
                  Gain on Investments .....................      4,032,993

                  Net Increase in Net Assets Resulting
                  From Operations .........................   $ 11,161,818

See notes to financial statements.

Statements of changes in net assets

Thornburg New Mexico Intermediate Municipal Fund

                                                               Year Ended        Year Ended
                                                        September 30, 2002   September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS: .............................................
Net investment income                                       $   7,128,825    $   6,949,109
Net realized gain (loss) on investments .................        (129,378)         232,449
Increase in unrealized appreciation of investments ......       4,162,371        3,405,410
Net Increase in Net Assets Resulting from
Operations ..............................................      11,161,818       10,586,968

DIVIDENDS TO SHAREHOLDERS: ..............................
From net investment income
         Class A Shares .................................      (6,941,398)      (6,850,200)
         Class D Shares .................................        (187,427)         (98,909)

FUND SHARE TRANSACTIONS (Note 4): .......................
         Class A Shares                                        30,250,437        7,782,680
         Class D Shares .................................       6,708,501          625,089

            Net Increase in Net Assets .............           40,991,931       12,045,628

NET ASSETS: .............................................
         Beginning of year                                    161,475,662      149,430,034

         End of year ....................................   $ 202,467,593    $ 161,475,662

See notes to financial statements.

Notes to financial statements

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2002

Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST, or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of shares outstanding (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2002, the Adviser voluntarily waived investment advisory fees of $33,644 and reimbursed certain class specific expenses of $11,838 for Class D shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $4,506 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2002, are set forth in the statement of operations. Distribution fees in the amount of $25,773 were waived for Class D shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.
For the year ended September 30, 2002, the fees paid indirectly were $3,192.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4 - Shares of Beneficial Interest At September 30, 2002 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                             Year Ended                     Year Ended
                                         September 30, 2002              September 30, 2001

                                          Shares        Amount            Shares        Amount
Class A Shares
Shares sold ......................      4,647,451    $ 61,083,594       2,371,289   $  30,937,381
Shares issued to shareholders in
         reinvestment of dividends        311,621       4,095,157         287,840       3,749,463
Shares repurchased ...............     (2,659,103)    (34,928,314)     (2,063,230)    (26,904,164)

Net Increase .....................      2,299,969    $ 30,250,437         595,899    $  7,782,680

Class D Shares
Shares sold ......................        623,578    $  8,213,936          73,603    $    963,669
Shares issued to shareholders in
         reinvestment of dividends         11,585         152,656           6,077          79,233
Shares repurchased ...............       (126,490)     (1,658,091)        (32,010)       (417,813)

Net Increase .....................        508,673    $  6,708,501          47,670    $    625,089

Note 5 - Securities Transactions
For the year ended September 30, 2002, the Fund had purchase and sale transactions (excluding short-term securities) of $59,569,321 and $35,819,102, respectively. The cost of investments for Federal income tax purposes is $153,757,823.

Note 6 - Income Taxes
At September 30, 2002, information on the tax components of capital is as follows:

Cost of Investments for Tax Purposes         $       188,261,600
Gross Tax unrealized appreciation                     10,248,350
Gross Tax unrealized depreciation                       (178,861)
Net tax unrealized appreciation
on investment                                $        10,069,489

Undistributed tax exempt income              $           230,214


At September 30, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:

         2003     $         91,000
         2004              555,000
         2006                7,000
         2007               34,000
         2008              595,000
         2009              320,000
                  $      1,602,000

During the year ended September 30, 2002, the Fund utilized capital loss carryforwards of approximately $36,000.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

At September 30, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of approximately $181,000. For tax purposes, such losses will be reflected in the year ending September 30, 2003.

Dividends paid by the Fund for the year ended September 30, 2002 represent exempt interest dividends, which are excludable by shareholders from gross income for Federal income tax purposes.

Financial highlights

Thornburg New Mexico Intermediate Municipal Fund


                                                                         Year Ended September 30,

                                                            2002       2001         2000          1999       1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $   13.16  $   12.85  $        12.92  $   13.45  $   13.28

Income from investment operations:
         Net investment income .......................        0.53       0.59            0.62       0.61       0.62
         Net realized and unrealized
            gain (loss) on investments ...............        0.26       0.31           (0.07)     (0.53)      0.17

Total from investment operations .....................        0.79       0.90            0.55       0.08       0.79

Less dividends from:
         Net investment income .......................       (0.53)     (0.59)          (0.62)     (0.61)     (0.62)

Change in net asset value ............................        0.26       0.31           (0.07)     (0.53)      0.17

Net asset value, end of year .........................   $   13.42  $   13.16  $        12.85  $   12.92  $   13.45

Total return (a) .....................................        6.16%      7.12%           4.36%      0.55%      6.08%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        4.01%      4.49%           4.81%      4.57%      4.64%
         Expenses, after expense reductions ..........        0.98%      1.01%           0.99%      0.99%      1.00%
         Expenses, before expense reductions .........        1.00%      1.01%           1.03%      1.01%      1.02%

Portfolio turnover rate ..............................       21.35%     18.77%          30.23%     15.93%     13.74%
Net assets
at end of year (000) .................................   $  192,749  $ 158,645    $    147,279 $  155,540 $   153,118

(a)      Sales loads are not reflected in computing total return.


Financial highlights ...Continued

Thornburg New Mexico Intermediate Municipal Fund


                                                                         Year Ended September 30,

                                                                2002         2001          2000        1999(a)
Class D Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $      13.16  $      12.85  $      12.93  $      13.20

Income from investment operations:
         Net investment income .......................           0.49          0.55          0.58          0.19
         Net realized and unrealized
            gain (loss) in investments ...............           0.27          0.31         (0.08)        (0.27)

Total from investment operations .....................           0.76          0.86          0.50         (0.08)

Less dividends from:
         Net investment income .......................          (0.49)        (0.55)        (0.58)        (0.19)

Change in net asset value ............................           0.27          0.31         (0.08)        (0.27)

Net asset value, end of year .........................   $      13.43  $      13.16  $      12.85  $      12.93

Total return .........................................           5.94%         6.84%         4.00%        (0.61)%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................           3.64%         4.23%         4.55%         4.20% (b)
         Expenses, after expense reductions ..........           1.25%         1.27%         1.25%         1.27% (b)
         Expenses, before expense reductions .........           2.00%         2.40%         2.73%         3.70% (b)

Portfolio turnover rate ..............................          21.35%        18.77%        30.23%        15.93%
Net assets
at end of year (000) .................................   $      9,719   $     2,831   $     2,151    $     1,122

(a)      Sale of Class D shares commenced on June 1, 1999.
(b)      Annualized


Schedule of Investments
Thornburg New Mexico Intermediate Municipal Fund
CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX (PROPOSED)
 3,000,000      Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)                         NR/AA      $ 3,174,480
   900,000      Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.65% due 7/1/2014 put     VMIG1/A-1      900,000
                10/7/2002 (weekly demand note); (Insured: AMBAC)
   494,000      Albuquerque Collateralized Mortgage Municipal Class B-2, 0% due 5/15/2011 (Insured:       Aaa/AAA        271,641
                FGIC)
    50,000      Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/2005                                 A1/AA          51,192
   625,000      Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due 7/1/2003      Aaa/AAA        617,594
                (ETM)*)
   840,000      Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due 7/1/2005      Aaa/AAA        793,917
                (ETM)*)
   820,000      Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due 7/1/2012      Aaa/AAA        571,524
                (ETM)*)
   895,000      Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B, 0% due        Aaa/AAA        884,054
                7/1/2003 (Insured: FSA)
 1,195,000      Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B, 0% due        Aaa/AAA      1,128,224
                7/1/2005 (Insured: FSA)
 1,180,000      Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B, 0% due        Aaa/AAA        817,504
                7/1/2012 (Insured: FSA)
 4,760,000      Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007 (Insured: MBIA)                Aaa/AAA      4,930,932
 1,425,000      Albuquerque Industrial Development Revenue, 5.80% due 6/1/2007 (Universal Printing &      A1/NR        1,506,011
                Publishing Project; LOC: Wells Fargo)
 1,600,000      Albuquerque Joint Water & Sewage Revenue Series A, 0% due 7/1/2008 (Insured: FGIC)        Aaa/AAA      1,337,456
 1,685,000      Albuquerque Joint Water & Sewage System Refunding Series A, 4.50% due 7/1/2004            Aa3/AA       1,766,689
   760,000      Albuquerque Municipal School District Number 012, 5.10% due 8/1/2014                      Aa2/AA         826,994
 1,175,000      Albuquerque Municipal School District Number 012 Refunding, 5.00% due 8/1/2015            Aa2/AA       1,265,099
 2,200,000      Albuquerque New Mexico Series B, 5.00% due 7/1/2006                                       Aa3/AA       2,419,824
   415,000      Albuquerque Refuse Removal and Disposal Revenue Refunding Series B, 5.00% due 7/1/2010    Aaa/AAA        465,003
                (Insured: FSA)
 1,000,000      Albuquerque Refuse Removal and Disposal Revenue Refunding Series B, 5.00% due 7/1/2011    Aaa/AAA      1,125,040
                (Insured: FSA)
   170,000      Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/2003 (Evangelical          Aaa/AAA        174,151
                Lutheran Good Samaritan Society (Project; Insured: FSA)
   390,000      Albuquerque Special Assessment District Series A, 6.45% due 1/1/2015 (Cottonwood Mall     NR/AA-         391,899
                Project; LOC: Bank of America)
   585,000      Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011                    NR/NR          610,717
   400,000      Bernalillo County General Obligation, 7.00% due 2/1/2006                                  Aa1/AA+        461,040
   410,000      Bernalillo County General Obligation, 7.00% due 2/1/2007                                  Aa1/AA+        484,981
   495,000      Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011                         Aa3/AA         562,266
 2,000,000      Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015                         Aa3/AA       2,289,360
 2,300,000      Bernalillo County Multi Family Housing Revenue Series 1988, 5.80% due 11/1/2025 put       NR/AA        2,351,681
                11/1/2006 (Sunchase Apartments Project; Insured: AXA Reinsurance Co.)
 4,500,000      Bernalillo County Multi Family Housing Revenue Series 1994-A, 6.50% due 10/1/2019 put     NR/AA        4,597,290
                10/1/2005 (Village Apartments Project; Insured: AXA Reinsurance Co.)
 1,000,000      Bernalillo County New Mexico Gross Rcpts Tax Revenue, 5.25% due 10/1/2012                 Aa3/AA       1,152,090
 1,000,000      Chaves County New Mexico Gross Rcpts Tax Revenue, 5.00% due 7/1/2017 (Insured: FGIC)      Aaa/NR       1,069,130
 1,030,000      Chaves County New Mexico Gross Rcpts Tax Revenue, 5.05% due 7/1/2019 (Insured: FGIC)      Aaa/NR       1,102,131
   495,000      Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008 (Insured: AMBAC)           Aaa/AAA        576,759
   555,000      Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010 (Insured: AMBAC)            Aaa/AAA        661,444
 1,000,000      Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014 pre-refunded 6/1/2003 @ 102        NR/AA        1,049,640
                (Insured: Radian)
 1,500,000      Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993, 5.875% due      NR/AA        1,573,215
                6/1/2009 pre-refunded 6/1/2003 @ 102 (Insured: Radian)
   500,000      Eastern New Mexico University Revenues Refunding & Improvement, 4.95% due 4/1/2006        Aaa/AAA        501,365
                (Insured: AMBAC)
   470,000      Espanola Gross Receipts Tax Refunding & Improvement, 5.80% due 3/1/2007 (Insured:         Aaa/AAA        471,654
                AMBAC)
 1,000,000      Farmington Municipal School District 5 Refunding, 5.00% due 9/1/2011 (Insured: FSA)       Aaa/NR       1,096,340
 3,310,000      Farmington Pollution Control Revenue, 5.875% due 6/1/2023 (Insured: MBIA)                 Aaa/AAA      3,398,377
 4,570,000      Farmington Pollution Control Revenue, 2.00% due 5/1/2024 put 10/1/2002 (daily demand      P1/A1+       4,570,000
                notes); (LOC: Bank of America)
 8,900,000      Farmington Pollution Control Revenue, 2.00% due 9/1/2024 put 10/1/2002 (daily demand      P1/A1+       8,900,000
                notes); (LOC: Barclays Bank)
   775,000      Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/2003 (Plains Electric          Aaa/AAA        793,267
                Generation Project; Insured: MBIA)
 7,860,000      Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017 (Plains Electric          Aaa/AAA      8,043,924
                Generation Project; Insured: MBIA)
 1,500,000      Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due 8/15/2006 (Insured:     Aaa/AAA      1,535,655
                MBIA)
 1,310,000      Grant County Hospital Facility Revenue, 5.50% due 8/1/2009 (Gila Regional Medical         NR/AA        1,475,977
                Center Project; Insured: Radian)
 1,385,000      Grant County Hospital Facility Revenue, 5.50% due 8/1/2010 (Gila Regional Medical         NR/AA        1,563,623
                Center Project; Insured: Radian)
 1,500,000      Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due 12/1/2005              A3/A         1,526,325
   420,000      Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due 7/1/2007 (ETM)*)    A1/NR          430,004
 1,000,000      Las Cruces School District 002, 5.50% due 8/1/2010                                        Aa3/NR       1,139,120
 2,600,000      Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013 (Phelps Dodge Project)            Baa3/BBB-    2,596,074
 1,300,000      Los Alamos County Inc. Utility Series A, 5.80% due 7/1/2006 (Insured: FSA)                Aaa/AAA      1,415,427
 3,445,000      Los Alamos County Utility System Revenue Refunding Series A, 6.00% due 7/1/2008           Aaa/AAA      3,762,732
                (Insured: FSA)
   350,000      Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/2013                   NR/NR          380,548
   465,000      New Mexico Educational Assistance Foundation Revenue, 5.50% due 11/1/2003                 NR/NR          479,540
   545,000      New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/2004                 Aaa/NR         553,889
   250,000      New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/2005                 NR/NR          254,325
 1,370,000      New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/2007                  Aaa/NR       1,466,448
 2,000,000      New Mexico Educational Assistance Foundation Series A 3, 4.95% due 3/1/2009               Aaa/NR       2,140,460
    10,000      New Mexico Educational Assistance Foundation Student Loan Revenue, 5.40% due 8/1/2004     NR/NR           10,545
 1,500,000      New Mexico Educational Assistance Student Loan, 6.50% due 3/1/2004                        Aaa/NR       1,515,120
   595,000      New Mexico Educational Assistance Student Loan Series 2-B, 5.75% due 12/1/2008            NR/NR          623,054
 1,295,000      New Mexico Finance Authority Revenue Court Facilities Fee Bifercated, 5.00% due           Aaa/AAA      1,418,271
                6/15/2014 (Insured: MBIA)
 2,000,000      New Mexico Finance Authority Revenue Court Facilities Fee Revenue Series A, 5.50% due     Aaa/AAA      2,201,660
                6/15/2020 (Insured: MBIA)
   960,000      New Mexico Finance Authority Revenue Series C, 5.15% due 6/1/2012 (Insured: MBIA)         Aaa/AAA      1,064,890
   220,000      New Mexico Finance Authority Revenue Series C, 5.25% due 6/1/2013 (Insured: MBIA)         Aaa/AAA        244,649
   220,000      New Mexico Finance Authority Revenue Series C, 5.35% due 6/1/2014 (Insured: MBIA)         Aaa/AAA        243,874
   245,000      New Mexico Finance Authority Revenue Series C, 5.45% due 6/1/2015 (Insured: MBIA)         Aaa/AAA        273,959
 1,725,000      New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due        Aa1/AAA      1,925,169
                6/1/2012
 1,325,000      New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due        Aa1/AAA      1,463,688
                6/1/2013
 1,875,000      New Mexico Finance Authority Revenue State Office Building Tax Series A, 5.00% due        Aa1/AAA      2,052,825
                6/1/2014
 2,000,000      New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A, 5.50% due    Aa2/AA+      2,286,620
                6/15/2013
 2,000,000      New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A, 5.50% due    Aa2/AA+      2,276,980
                6/15/2014
 4,355,000      New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010                           Aa2/AA+      4,805,525
   500,000      New Mexico Highway Commission Tax Revenue Senior Subordinated Lien Series A, 5.00% due    Aa2/AA+        560,485
                6/15/2010
 5,000,000      New Mexico Highway Commission Tax Senior Subordinated Lien, 6.00% due 6/15/2011           Aa2/AA+      1,225,876
                Project)
 3,205,000      New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016(Presbyterian Healthcare   A1/A+        3,528,160
                Project)
 1,160,000      New Mexico Housing Authority Region III Multifamily Housing Revenue Series A, 5.30% due   Aaa/AAA      1,192,990
                12/1/2022 (Senior El Paseo Apartments Project; Insured: AMBAC)
   855,000      New Mexico MFA Forward Mortgage Series C, 6.50% due 7/1/2025 (Collateralized:             NR/AAA         923,161
                FNMA/GNMA)
   775,000      New Mexico MFA General, 5.80% due 9/1/2019                                                NR/A+          823,980
   335,000      New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)                       NR/AAA         353,164
   940,000      New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)                       NR/AAA       1,005,123
 1,165,000      New Mexico MFA SFMR, 0% due 9/1/2019                                                      NR/AAA         798,246
 1,620,000      New Mexico MFA SFMR Series C 2, 6.05% due 9/1/2021 (Collateralized: FNMA/GNMA)            NR/AAA       1,723,680
   580,000      New Mexico MFA SFMR Series 1992 A-1, 6.90% due 7/1/2008 (Collateralized: FNMA/GNMA)       NR/AAA         617,393
   490,000      New Mexico MFA SFMR Series A-3, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)            NR/AAA         539,622
   110,000      New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009 (Collateralized: FNMA/GNMA)            NR/AAA         113,156
   935,000      New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)             NR/AAA       1,013,437
 2,215,000      New Mexico MFA SFMR Series D 2, 5.875% due 9/1/2021 (Collateralized: FNMA/GNMA)           NR/AAA       2,328,209
   170,000      New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized: FNMA/GNMA)              NR/AAA         181,936
   175,000      New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized: FNMA/GNMA)              NR/AAA         188,746
    85,000      New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009 (Collateralized: FNMA/GNMA)         NR/AAA         87,582
   895,000      New Mexico MFA Single Family Series E 2, 5.875% due 9/1/2020                              NR/AAA         973,098
 1,000,000      New Mexico Mortgage Finance Multifamily Refunding Series B, 5.00% due 7/1/2031 (Sombra    Aaa/NR       1,087,030
                Delaware Oso Apartments Project; (Collateralized: FNMA)
 1,910,000      New Mexico Mortgage Finance Multifamily Refunding Series C, 5.00% due 7/1/2031            Aaa/NR       2,076,227
                (Riverwalk Apartments Project; (Collateralized: FNMA)
 2,785,000      New Mexico Mortgage Finance Multifamily Refunding Series D, 5.00% due 7/1/2031 (Tierra    Aaa/NR       3,027,379
                Pointe I Apartments Project; (Collateralized: FNMA)
 1,000,000      New Mexico Mortgage Finance Multifamily Series A, 6.05% due 7/1/2028 (Sandpiper Apts      NR/AAA       1,067,950
                Project)
 1,000,000      New Mexico State Refunding Series B, 5.00% due 9/1/2005                                   Aa1/AA+      1,088,090
 1,475,000      New Mexico State Severance Tax, 5.00% due 7/1/2007                                        Aa2/AA       1,639,920
 1,645,000      New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007                     Aa2/AA       1,827,365
   550,000      New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008                     Aa2/AA         603,344
 1,000,000      New Mexico State Supplemental Severance Series A, 5.00% due 7/1/2011                      Aa3/A+       1,091,170
 5,000,000      New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008                            Aa3/A+       5,475,600
   570,000      Otero County New Mexico Refunding, 4.00% due 8/1/2005 (Insured: MBIA)                     Aaa/NR         601,783
 1,000,000      Rio Rancho Water and Wastewater System, 6.50% due 5/15/2006 (Insured: FSA)                Aaa/AAA      1,147,680
 1,695,000      Rio Rancho Water and Wastewater System, 5.25% due 5/15/2007 (Insured: AMBAC)              Aaa/AAA      1,896,163
   250,000      Ruidoso New Mexico Municipal School District Number 3, 6.35% due 8/1/2006                 Aaa/AAA        287,948
   500,000      San Juan County Gross Receipts, 5.30% due 9/15/2009                                       A1/NR          558,375
 1,000,000      San Juan County Gross Receipts Gas Tax Refunding Revenue Series B, 7.00% due 9/15/2009    A1/NR        1,113,220
                pre-refunded 9/15/2004 @ 101
 1,180,000      San Juan County Gross Receipts Tax Revenue Senior Series B, 5.50% due 9/15/2016           Aaa/AAA      1,342,403
                (Insured: AMBAC)
 1,000,000      San Juan County Gross Receipts Tax Revenue Subordinated Series A, 5.75% due 9/15/2021     Aaa/AAA      1,132,820
                (Insured: AMBAC)
   400,000      San Juan County New Mexico Gasoline Tax / Motor Vehicle Revenue Refunding &               A1/NR          444,708
                Improvement, 5.25% due 5/15/2014
 1,725,000      San Juan County New Mexico Gasoline Tax / Motor Vehicle Revenue Refunding &               A1/NR        1,819,789
                Improvement, 5.25% due 5/15/2022
   400,000      Sandoval County Landfill Revenue, 5.70% due 7/15/2013                                     NR/NR          408,624
   840,000      Sandoval County Revenue Refunding Series B, 5.75% due 2/1/2010 (Intel Project)            NR/NR          899,052
   640,000      Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                                       Aaa/NR         696,474
   785,000      Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                                       Aaa/NR         858,986
 1,925,000      Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement District Project)           NR/NR        2,040,365
 1,000,000      Santa Fe County Correctional Systems Revenue, 5.00% due 2/1/2018 (Insured: FSA)           Aaa/AAA      1,101,660
 1,250,000      Santa Fe County Project Revenue Series A, 5.50% due 5/15/2015 (El Castillo Retirement     NR/NR        1,161,037
                Project)
   406,000      Santa Fe County Revenue Series 1990, 9.00% due 7/1/2003 (Office and Training Facilities   Aaa/NR         428,659
                Project) (ETM)*)
   443,000      Santa Fe County Revenue Series 1990, 9.00% due 7/1/2004 (Office and Training Facilities   Aaa/NR         499,336
                Project) (ETM)*)
   626,000      Santa Fe County Revenue Series 1990, 9.00% due 1/1/2008 (Office and Training Facilities   Aaa/NR         816,461
                Project) (ETM)*)
   200,000      Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St. John's College           NR/BBB         208,104
                Project)
   210,000      Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St. John's College           NR/BBB         218,738
                Project)
 1,215,000      Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St. John's College           NR/BBB       1,215,620
                Project)
 1,435,000      Santa Fe Educational Facilities Revenue Improvement, 6.25% due 10/1/2026 (College of      NR/BBB-      1,455,506
                Santa Fe Project)
    75,000      Santa Fe Housing Development Corp. Multi Family Revenue Refunding Series 1993-A, 5.50%    A2/NR           75,889
                due 2/1/2004 (Villa Camino Consuelo Project)
 1,945,000      Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2003 (Insured: FGIC)               Aaa/AAA      1,896,297
 1,945,000      Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2004 (Insured: FGIC)               Aaa/AAA      1,771,642
 1,895,000      Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2005 (Insured: FGIC)               Aaa/AAA      1,609,973
   500,000      Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2006 (Insured: FGIC)               Aaa/AAA        396,105
 1,945,000      Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2011 (Insured: FGIC)               Aaa/AAA      1,080,214
   865,000      Santa Fe Public School District, 4.00% due 8/1/2003                                       Aa3/AA-        882,594
   370,000      Santa Fe Refuse Disposal Systems Improvement Net Revenue Series 1996-B, 5.50% due         A3/NR          389,850
                6/1/2004
   325,000      Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/2003                              A3/NR          332,248
   200,000      Santa Fe Revenue Capital Appreciation Improvement, 0% due 7/1/2009 (St. Vincent           Aaa/AAA        128,152
                Hospital Project; Insured: FGIC)
   345,000      Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)                            Aaa/NR         369,919
   205,000      Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized: FNMA/GNMA)                            Aaa/NR         217,946
   275,000      Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)                            Aaa/NR         291,901
   345,000      Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)                            Aaa/NR         346,049
   745,000      Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/2004               NR/NR          786,705
   760,000      Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/2005               NR/NR          823,422
   775,000      Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/2006               NR/NR          854,329
   875,000      Santa Fe Solid Waste Management Facilities Revenue, 6.10% due 6/1/2007                    NR/NR          976,561
   195,000      Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties GO Series       Baa3/NR        195,821
                1991, 7.00% due 8/1/2003
   210,000      Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties GO Series       Baa3/NR        210,884
                1991, 7.00% due 8/1/2004
   225,000      Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008 (Evangelical Lutheran       Aaa/AAA         244,231
                Good Samaritan Project; Insured: AMBAC)
   450,000      Taos Municipal School District Number 001 Refunding, 5.00% due 9/1/2008 (Insured: FSA)    Aaa/NR          501,907
   330,000      U.S. Virgin Islands Public Finance Authority Series 1992-A, 7.00% due 10/1/2002 (ETM)*)   NR/AAA          330,050
   600,000      University of New Mexico Revenue Series A, 6.00% due 6/1/2021                             Aa3/AA          726,342
 1,105,000      Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/2016 (Collateralized: GNMA)   NR/AAA        1,152,537
 1,385,000      Western New Mexico University System Revenue Series 1995, 7.75% due 6/15/2019             Baa2/NR       1,528,666
                pre-refunded 6/15/2004

                TOTAL INVESTMENTS (Cost $188,260,088)                                                               $ 198,331,089

+Credit ratings are unaudited. *Escrowed to maturity See notes to financial statements.



Report of independent accountants

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2002




To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg New Mexico Intermediate Municipal Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2002

Index Comparisons

Thornburg New Mexico Intermediate Municipal Fund

September 30, 2002

Index Comparison
Compares performance of the New Mexico Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to September 30, 2002. On September 30, 2002, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.


Class A Shares
Average Annual Total Returns
(periods ending 9/30/02)(at max. offering price)
One year:                           4.03%
Five years:                         4.41%
Ten years:                          5.16%
Since inception: (6/18/91):         5.74%

Class D Shares
Average Annual Total Returns
(periods ending 9/30/02)
One year:                           5.94%
Three years:                        5.59%
Since inception: (6/1/99):          4.82%

Trustees and Officers

Thornburg New Mexico Intermediate Municipal Fund

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
56                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
46                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
55                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
61                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
72                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
42                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
55                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
43                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
39                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
35                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
32                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
54                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
31                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
40                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
34                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of nine separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200

Thornburg New Mexico INTERMEDIATE municipal fund a shares
Outperformed Tax-Free Money Market Funds
(unaudited)

Investors sometimes ask us to compare New Mexico Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in New Mexico Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 9/30/92 through 9/30/02 (after sales charge and fund expenses)

$3,123
Lipper Tax-free Money
Market Fund Average

$6,543
Thornburg New Mexico
Intermediate Municipal Fund

The chart above is for the Fund's Class A Shares only. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years and since inception for each class of shares of the Fund. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the "Lipper Tax-free Money Market Average" for the months covered by this analysis. The increase for the Class A Shares of New Mexico Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.92 per share and the ending NAV at $13.42 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. New Mexico Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of THNMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. New Mexico Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg
New Mexico Intermediate
Municipal Fund

Annual Report
september 30, 2002